EXPENSES BY NATURE - Classified by function (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EXPENSES BY NATURE
Cost of sales	R$ (57,527,721)	R$ (37,884,102)	R$ (35,440,726)
Selling expenses	(715,830)	(512,950)	(476,339)
General and administrative expenses	(1,390,121)	(1,017,435)	(954,117)
Other operating income	979,760	1,763,684	636,847
Other operating expenses	(460,029)	(645,985)	(187,647)
Eletrobras compulsory loan recovery	1,391,280	0	0
Results in operations with subsidiary and joint ventures	(162,913)	0	0
Impairment of financial assets	357	(64,132)	(21,044)
Impairment of non-financial assets	0	(411,925)	0
Total Expenses	R$ (57,885,217)	R$ (38,772,845)	R$ (36,443,026)